Stockholders' Equity (Deficiency - Summary of changes in outstanding warrants (Detail) - shares		9 Months Ended	12 Months Ended
		Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Warrants issued for services	[1]		14,000	42,000
Balance - June 30, 2019		250,000
Warrant [Member]
Balance - June 30, 2018		1,543,596	1,428,128
Issuance of 2019 Investor Warrants		7,762,500	760,500
Issuance of 2019 Agent Warrants			46,800
Exercise of 2018 Investor Warrants for cash			(197,500)
Cashless exchange of 2018 Investor Warrants			(297,500)
Warrants issued for services			14,000
Expiry of warrants			(210,832)
Balance - June 30, 2019		10,209,456	1,543,596	1,428,128

[1]	Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.